Operating leases	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for the three months ended March 31, 2022 and March 31, 2021 were as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
	(in thousands)
Operating lease costs	$15,264	$7,789
Income from sub-leases	(327)	(211)
Net operating lease costs	$14,937	$7,578

Of the total cost of $14.9 million incurred in the three months ended March 31, 2022 (March 31, 2021: $7.6 million), $48.0 million (March 31, 2021: $7.0 million) is recorded within selling, general and administration costs and $0.6 million (March 31, 2021: $0.6 million) is recorded within direct costs.

During the three months ended March 31, 2022 and March 31, 2021, costs incurred by the Group related to variable lease payments was de minimis.

Right-of-use assets obtained during the three months ended March 31, 2022, excluding early termination options, now reasonably certain to be exercised of $Nil (March 31, 2021: $4.2 million), totaled $6.8 million (March 31, 2021: $2.9 million).
The weighted average remaining lease term and weighted-average discount rate at March 31, 2022 were 6.92 years and 2.48%, respectively.

Future minimum lease payments under non-cancelable leases as of March 31, 2022 were as follows:

Minimum rental payments
(in thousands)	March 31, 2022
Year 1	$52,372
Year 2	45,344
Year 3	29,086
Year 4	19,925
Year 5	16,870
Thereafter	56,684
Total future minimum lease payments	220,281
Lease imputed interest	(17,312)
Total	$202,969
Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $48.6 million have been included in other liabilities as at March 31, 2022 (March 31, 2021: $23.8 million).